Depreciation and Amortization and Capital Expenditures by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Capital expenditures	$ 46		$ 60
Depreciation	73	[1]	71	[1]	287	271	278
Amortization of acquisition-related intangible assets	87		101		385	435	448
Financial Systems
Segment Reporting Information [Line Items]
Capital expenditures	21		20
Depreciation	22	[1]	21	[1]	88	83	82
Amortization of acquisition-related intangible assets	44		53
Availability Services
Segment Reporting Information [Line Items]
Capital expenditures	23		38
Depreciation	49	[1]	48	[1]	191	180	190
Amortization of acquisition-related intangible assets	39		43
Public Sector and Education
Segment Reporting Information [Line Items]
Capital expenditures	2		2
Depreciation	2	[1]	2	[1]
Amortization of acquisition-related intangible assets	4		5
Segment Total
Segment Reporting Information [Line Items]
Capital expenditures	46		60
Depreciation	73	[1]	71	[1]
Amortization of acquisition-related intangible assets	$ 87		$ 101

[1]	Includes amortization of capitalized software.